Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal			$ 0.0	$ 0.0	$ 0.0
State			0.3	0.2	0.7
Total current			0.3	0.2	0.7
Deferred:
Federal			0.0	0.0	0.0
State			(0.3)	0.7	0.0
Total deferred	$ 0.2	$ 0.1	(0.3)	0.7	0.0
Provision (benefit) for income taxes	(0.2)	0.4	0.0	0.9	0.7
Basis difference in stock of company			0.0	0.0
Total deferred tax asset			0.0	0.0
Deferred tax liability:
Basis difference in stock of acquired company			(0.4)	(0.7)
Total deferred tax liability			(0.4)	(0.7)
Net deferred tax liability			(0.4)	(0.7)
Crestwood Equity Partners LP
Current:
Federal			1.6	5.0	2.5
State			0.6	1.3	1.3
Total current			2.2	6.3	3.8
Deferred:
Federal			(2.9)	(5.3)	(2.5)
State			(0.7)	0.1	(0.3)
Total deferred	(0.1)	(0.9)	(3.6)	(5.2)	(2.8)
Provision (benefit) for income taxes	$ 0.0	$ 0.4	(1.4)	1.1	$ 1.0
Basis difference in stock of company			0.5	0.0
Total deferred tax asset			0.5	0.0
Deferred tax liability:
Basis difference in stock of acquired company			(8.9)	(12.0)
Total deferred tax liability			(8.9)	(12.0)
Net deferred tax liability			$ (8.4)	$ (12.0)